Subsequent Events (Details) - USD ($)		6 Months Ended
	Aug. 19, 2022	Jun. 30, 2022	Sep. 30, 2022	Jul. 21, 2022
Subsequent Events [Abstract]
Pre-funded warrants				1,184,616
Per share value				$ 0.02
Total gross proceeds				$ 23,692
Issued unsecured shot-term notes amount	$ 1,530,000
Related parties amount	$ 430,000
Maturity date	Nov. 19, 2022
Bear on annual interest rate	10.00%
Warrant coverage rate	10.00%
Coverage with a strike price	$ 0.497
Discount to the share price	20.00%
Purchase agreement description			Effective as of September 30, 2022, the Company, entered into a securities purchase agreement, or the Purchase Agreement, providing for the issuance in a private placement offering of (i) 5,194,802 common shares at a purchase price of $0.77 per share, and (ii) warrants, or Common Warrants, to purchase up to an aggregate of 2,597,401 common shares at an exercise of $0.70 per share. The Common Warrants will be exercisable immediately and will have a term of 5 years. The offering closed on October 7, 2022. The Company’s Chairman of the Board of Director, Ronald Hafner, purchased 324,675 common shares in the offering and the Company’s recently appointed Chief Medical Officer, George Apostol, purchased 1,298,701 common shares in the offering.
Gross proceeds		$ 4,000,000
Aggregate gross proceeds received percentage		3.50%
Existing shot-term notes description		At the closing of the offering, the Company’s existing short-term notes, with an aggregate principal balance of $1.53 million plus all accrued interest, that were issued in August 2022, converted into 2,516,429 common shares and the holders received warrants to purchase up to 1,258,215 common shares with an exercise price of $0.70, that are exercisable six months after their issuance and will expire five years following the date that the warrants are initially exercisable, and are otherwise substantially similar to the form of the Common Warrants.